Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions				9 Months Ended	12 Months Ended
	Sep. 15, 2021	Jul. 13, 2021	Jun. 18, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares
Shares, Options granted (in shares)						0
Shares, Options exercised (in shares)	(1,454)	(364)	(1,838)
Stock options
Shares
Shares outstanding, Beginning balance (in shares)				17,701
Shares, Options granted (in shares)				11,204
Shares, Options cancelled (in shares)				(6,084)
Shares outstanding, Ending balance (in shares)				22,821	17,701
Shares, Exercisable (in shares)				13,476
Shares, Vested and expected to vest (in shares)				22,820
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning balance (in dollars per share)				$ 398.50
Weighted Average Exercise Price, Options granted (in dollars per share)				59.00
Weighted Average Exercise Price, Options cancelled (in dollars per share)				148.50
Weighted Average Exercise Price Outstanding, Ending balance (in dollars per share)				298.50	$ 398.50
Weighted Average Exercise Price, Exercisable (in dollars per share)				442.00
Weighted Average Exercise Price, Vested and expected to vest (in dollars per share)				$ 298.50
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Outstanding				8 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable				8 years 4 months 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest				8 years 9 months 18 days
Additional disclosures
Unrecognized share-based expenses				$ 0.8	$ 0.9
Weighted average period				2 years 8 months 12 days	2 years 4 months 24 days
Vesting Period				4 years	4 years
Option expiration period				10 years	10 years